LOSS PER SHARE	12 Months Ended
Jul. 31, 2021
Earnings Per Share [Abstract]
LOSS PER SHARE	LOSS PER SHARE
The following table reconciles loss per share for the fiscal years ended July 31, 2021 and 2020.

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands, except per share data)
Reconciliation of net loss to net loss attributable to common stockholders after assumed conversions:
Net loss	$(44,391)	$(5,284)
Less: Preferred dividends on redeemable preferred stock	(2,129)	(2,129)
Net loss attributable to common stockholders	$(46,520)	$(7,413)

Net (loss) income attributable to common stockholders:
Continuing operations, net of tax	$(13,964)	$1,875
Discontinued operations, net of tax	(32,556)	(9,288)
Net loss attributable to common stockholders	$(46,520)	$(7,413)

Weighted average common shares outstanding	62,142	61,644
Basic and diluted net (loss) income per share attributable to common stockholders
Continuing operations	$(0.23)	$0.03
Discontinued operations, net of tax	(0.52)	(0.15)
Net loss attributable to common stockholders	$(0.75)	$(0.12)

Basic net loss per common share is calculated using the weighted average number of common shares outstanding during the period. Diluted net earnings per common share, if any, gives effect to diluted stock options (calculated based on the treasury stock method), non-vested restricted stock shares purchased under the employee stock purchase plan and shares issuable upon debt or preferred stock conversion (calculated using an as-if converted method).

Approximately 24.2 million and 24.4 million common stock equivalent shares relating to the effects of outstanding stock options, restricted stock, the SPHG Note and redeemable preferred stock were excluded from the denominator in the calculation of diluted loss per share for the fiscal years ended July 31, 2021 and 2020, respectively. The common stock equivalent shares excluded during the fiscal years ended July 31, 2021 and 2020 were primarily excluded as their effect would be anti-dilutive. The common stock equivalent shares excluded during the years ended July 31, 2021 and 2020 were primarily excluded as the options were out-of-the-money. Approximately 6.3 million common shares outstanding associated with the SPHG Note, using the if-converted method, were excluded from the denominator in the calculation of diluted loss per share for both the fiscal years ended July 31, 2021 and 2020. Approximately 17.9 million common shares outstanding associated with the contingently redeemable preferred stock, using the if-converted method, were excluded from the denominator in the calculation of diluted loss per share for both the fiscal years ended July 31, 2021 and 2020.